Note 6 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2015	2014
	(In Thousands)
Due in one year or less	$3,585	$2,337
Due after one year through five years	2,551	4,323
	$6,136	$6,660